Repurchase Agreements - Non Trading	6 Months Ended
Jun. 30, 2024
Disclosure Of Repurchase Agreements [Abstract]
Repurchase Agreements - Non Trading	19. REPURCHASE AGREEMENTS – NON-TRADING

	30 June 2024	31 December 2023
	£m	£m
Agreements with banks	616	551
Agreements with customers	6,007	7,860
	6,623	8,411